ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The balances are comprised as follows:

	September 30,	September 30,
	2025	2024
Trade accounts payable	$760,157	$83,413
Accrued liabilities	740,472	149,516
Accrued interest (1)	816,493	—
	$2,317,122	$232,929
(1)	Includes $534,036 of accrued interest on the credit facility(Note 11) and $282,457 related to the convertible debentures (Note 12).